CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		38 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2013
CONSOLIDATED STATEMENT OF CASH FLOWS
Grandhaven Option, receivable	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000